Intangible Assets - Changes in Other Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	¥ 803,680	¥ 720,984
Additions	331,201	264,975
Acquisition of subsidiaries and businesses	3,850
Disposals	(78,098)	(2,155)
Amortization	(200,273)	(198,030)
Impairment losses	(2,389)	(1,551)	¥ (9,648)
Exchange differences	6,829	(2,853)
Others	52,569	22,310
Carrying amount ending balance	917,369	803,680	720,984
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	2,051,330	1,955,253
Carrying amount ending balance	1,863,383	2,051,330	1,955,253
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(1,247,650)	(1,234,269)
Carrying amount ending balance	(946,014)	(1,247,650)	(1,234,269)
Software [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	489,691	410,651
Additions	242,226	176,356
Acquisition of subsidiaries and businesses
Disposals	(72,891)	(401)
Amortization	(112,194)	(106,173)
Impairment losses	(1,247)	(250)
Exchange differences	1,426	(72)
Others	847	9,580
Carrying amount ending balance	547,858	489,691	410,651
Software [member] | Internally generated [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	1,078,808	967,957
Carrying amount ending balance	982,259	1,078,808	967,957
Software [member] | Internally generated [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(589,117)	(557,306)
Carrying amount ending balance	(434,401)	(589,117)	(557,306)
Software [member] | Purchased [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	242,058	212,616
Additions	86,490	77,450
Acquisition of subsidiaries and businesses	3,218
Disposals	(1,496)	(1,752)
Amortization	(72,930)	(64,853)
Impairment losses	(1,141)	(1,239)
Exchange differences	4,484	(1,071)
Others	53,607	20,907
Carrying amount ending balance	314,290	242,058	212,616
Software [member] | Purchased [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	664,363	659,496
Carrying amount ending balance	662,508	664,363	659,496
Software [member] | Purchased [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(422,305)	(446,880)
Carrying amount ending balance	(348,218)	(422,305)	(446,880)
Contractual customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	23,704	34,347
Additions
Acquisition of subsidiaries and businesses
Disposals
Amortization	(5,439)	(10,462)
Impairment losses
Exchange differences	335	(761)
Others		580
Carrying amount ending balance	18,600	23,704	34,347
Contractual customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	80,541	177,361
Carrying amount ending balance	81,007	80,541	177,361
Contractual customer relationships [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(56,837)	(143,014)
Carrying amount ending balance	(62,407)	(56,837)	(143,014)
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	2,385
Additions
Acquisition of subsidiaries and businesses
Disposals
Amortization	(547)	(541)
Impairment losses
Exchange differences	88	(162)
Others		3,088
Carrying amount ending balance	1,926	2,385
Trademarks [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	44,754	41,828
Carrying amount ending balance	44,884	44,754	41,828
Trademarks [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(42,369)	(41,828)
Carrying amount ending balance	(42,958)	(42,369)	(41,828)
Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	45,842	63,370
Additions	2,485	11,169
Acquisition of subsidiaries and businesses	632
Disposals	(3,711)	(2)
Amortization	(9,163)	(16,001)
Impairment losses	(1)	(62)
Exchange differences	496	(787)
Others	(1,885)	(11,845)
Carrying amount ending balance	34,695	45,842	63,370
Other intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	182,864	108,611
Carrying amount ending balance	92,725	182,864	108,611
Other intangibles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(137,022)	(45,241)
Carrying amount ending balance	¥ (58,030)	¥ (137,022)	¥ (45,241)